Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Narrative (Details) kr / shares in Units, shares in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2018 DKK (kr) kr / shares	Mar. 31, 2018 DKK (kr) kr / shares	Dec. 31, 2018 DKK (kr) vote kr / shares shares	Dec. 31, 2017 DKK (kr) kr / shares	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2014 DKK (kr)
Disclosure of classes of share capital [line items]
Share capital			kr 51,839,000,000	kr 49,815,000,000	kr 45,269,000,000	kr 46,969,000,000
Interim dividend (DKK per share) | kr / shares	kr 3	kr 4.85	kr 8.15	kr 7.85
Dividend payables			kr 19,547,000,000	kr 19,206,000,000
Net cash distribution to shareholders in the form of dividends and share repurchases	kr 34,600,000,000		34,615,000,000	35,689,000,000	38,887,000,000
Free cash flow	32,500,000,000		32,536,000,000	32,588,000,000	39,991,000,000
Total dividend	kr 7,238,000,000	kr 11,810,000,000	19,048,000,000	18,844,000,000	23,830,000,000
Distributable reserves			38,816,000,000	33,127,000,000
Share capital
Disclosure of classes of share capital [line items]
Share capital			490,000,000	500,000,000	510,000,000	520,000,000	kr 530,000,000
Retained earnings
Disclosure of classes of share capital [line items]
Share capital			kr 53,406,000,000	48,977,000,000	46,111,000,000	kr 46,816,000,000
Interim dividend (DKK per share) | kr / shares			kr 5.15
Dividends proposed			kr 12,309,000,000
Total dividend			19,048,000,000	18,844,000,000	kr 23,830,000,000
A share capital | Share capital
Disclosure of classes of share capital [line items]
Share capital			kr 107,000,000	107,000,000			107,000,000
Number of shares outstanding (in shares) | shares			537
Value of shares (DKK per share) | kr / shares			kr 0.20
Number of votes | vote			200
B share capital | Share capital
Disclosure of classes of share capital [line items]
Share capital			kr 383,000,000	393,000,000			kr 423,000,000
Number of shares outstanding (in shares) | shares			1,913
Value of shares (DKK per share) | kr / shares			kr 0.20
Number of votes | vote			20
Treasury shares
Disclosure of classes of share capital [line items]
Value of shares (DKK per share) | kr / shares			kr 0.20
Share repurchase programme of Novo Nordisk B shares
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount			kr 15,000,000,000	kr 1,700,000,000
Share repurchase programme, outstanding at year-end			kr 1,200,000,000.0